Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

March 31, 2019

VHC-QTLY-0519
1.814639.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Biotechnology - 25.8%
Biotechnology - 25.8%
Abeona Therapeutics, Inc. (a)	210,000	$1,545,600
Acceleron Pharma, Inc. (a)	100,000	4,657,000
Acorda Therapeutics, Inc. (a)	130,000	1,727,700
Alexion Pharmaceuticals, Inc. (a)	200,000	27,036,000
Allakos, Inc. (a)(b)	83,200	3,369,600
Allogene Therapeutics, Inc. (b)	40,000	1,156,400
Alnylam Pharmaceuticals, Inc. (a)	64,000	5,980,800
Amgen, Inc.	60,000	11,398,800
Amicus Therapeutics, Inc. (a)	230,000	3,128,000
AnaptysBio, Inc. (a)	65,713	4,800,335
Argenx SE ADR (a)	74,000	9,238,160
Array BioPharma, Inc. (a)	340,000	8,289,200
Ascendis Pharma A/S sponsored ADR (a)	93,000	10,946,100
Atara Biotherapeutics, Inc. (a)	120,000	4,770,000
BeiGene Ltd. ADR (a)(b)	50,000	6,600,000
BioMarin Pharmaceutical, Inc. (a)	26,600	2,362,878
bluebird bio, Inc. (a)	35,363	5,563,661
Blueprint Medicines Corp. (a)	96,550	7,728,828
Cellectis SA sponsored ADR (a)	96,000	1,760,640
FibroGen, Inc. (a)	80,000	4,348,000
GlycoMimetics, Inc. (a)	130,000	1,619,800
Gritstone Oncology, Inc.	40,400	537,320
Immunomedics, Inc. (a)(b)	280,000	5,378,800
Insmed, Inc. (a)	300,000	8,721,000
Intercept Pharmaceuticals, Inc. (a)	44,000	4,921,840
La Jolla Pharmaceutical Co. (a)	60,000	385,800
Morphosys AG (a)	24,000	2,184,720
Neurocrine Biosciences, Inc. (a)	84,000	7,400,400
Principia Biopharma, Inc.	75,000	2,550,000
Sage Therapeutics, Inc. (a)	10,100	1,606,405
Sarepta Therapeutics, Inc. (a)(b)	198,000	23,599,620
Scholar Rock Holding Corp.	7,600	142,804
uniQure B.V. (a)	66,000	3,936,900
Vertex Pharmaceuticals, Inc. (a)	178,000	32,743,100
Viking Therapeutics, Inc. (a)(b)	140,000	1,391,600
Xencor, Inc. (a)	137,800	4,280,068
Zymeworks, Inc. (a)	88,107	1,425,571
		229,233,450
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	80,759	1,554,611
Health Care Equipment & Supplies - 28.6%
Health Care Equipment - 28.3%
Atricure, Inc. (a)	190,000	5,090,100
Becton, Dickinson & Co.	274,000	68,426,020
Boston Scientific Corp. (a)	1,500,000	57,570,000
Danaher Corp.	92,000	12,145,840
Hologic, Inc. (a)	200,000	9,680,000
Insulet Corp. (a)	128,000	12,171,520
Integra LifeSciences Holdings Corp. (a)	90,000	5,014,800
Intuitive Surgical, Inc. (a)	37,500	21,396,750
Masimo Corp. (a)	72,000	9,956,160
Penumbra, Inc. (a)	72,000	10,584,720
Stryker Corp.	118,000	23,307,360
Teleflex, Inc.	24,000	7,251,840
Wright Medical Group NV (a)	300,000	9,435,000
		252,030,110
Health Care Supplies - 0.3%
Align Technology, Inc. (a)	8,000	2,274,640

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		254,304,750

Health Care Providers & Services - 25.0%
Health Care Distributors & Services - 1.4%
AmerisourceBergen Corp.	40,000	3,180,800
Covetrus, Inc. (a)	130,000	4,140,500
EBOS Group Ltd.	340,000	5,093,880
		12,415,180
Health Care Facilities - 2.4%
HCA Holdings, Inc.	160,000	20,860,800
Health Care Services - 3.9%
Cigna Corp.	188,000	30,234,160
G1 Therapeutics, Inc. (a)	112,000	1,859,200
Premier, Inc. (a)	80,000	2,759,200
		34,852,560
Managed Health Care - 17.3%
Centene Corp. (a)	130,000	6,903,000
Humana, Inc.	135,000	35,910,000
Molina Healthcare, Inc. (a)	84,300	11,967,228
Notre Dame Intermedica Participacoes SA	880,000	7,372,010
UnitedHealth Group, Inc.	306,000	75,661,560
Wellcare Health Plans, Inc. (a)	60,000	16,185,000
		153,998,798

TOTAL HEALTH CARE PROVIDERS & SERVICES		222,127,338

Health Care Technology - 0.6%
Health Care Technology - 0.6%
Castlight Health, Inc. (a)	104,900	393,375
Castlight Health, Inc. Class B (a)	173,300	649,875
Teladoc Health, Inc. (a)(b)	80,000	4,448,000
		5,491,250
Life Sciences Tools & Services - 0.7%
Life Sciences Tools & Services - 0.7%
Lonza Group AG	20,000	6,202,360
Pharmaceuticals - 16.5%
Pharmaceuticals - 16.5%
Allergan PLC	72,000	10,541,520
Amneal Pharmaceuticals, Inc. (a)	11,700	165,789
Amneal Pharmaceuticals, Inc. (c)	178,378	2,527,616
AstraZeneca PLC (United Kingdom)	479,300	38,258,420
Bristol-Myers Squibb Co.	230,000	10,973,300
Dechra Pharmaceuticals PLC	190,000	6,676,619
Eli Lilly & Co.	60,000	7,785,600
Mylan NV (a)	40,000	1,133,600
MyoKardia, Inc. (a)	57,500	2,989,425
Nektar Therapeutics (a)	180,000	6,048,000
Recordati SpA	70,000	2,725,516
Roche Holding AG (participation certificate)	154,000	42,435,452
RPI International Holdings LP (a)(c)(d)	21,133	3,225,318
The Medicines Company (a)(b)	130,000	3,633,500
Theravance Biopharma, Inc. (a)(b)	155,000	3,513,850
Zogenix, Inc. (a)	84,000	4,620,840
		147,254,365
Software - 1.0%
Application Software - 1.0%
Benefitfocus, Inc. (a)	180,000	8,913,600
TOTAL COMMON STOCKS
(Cost $629,961,632)		875,081,724

Convertible Preferred Stocks - 1.0%
Biotechnology - 0.4%
Biotechnology - 0.4%
BioNTech AG:
Series A (a)(c)(d)	6,948	1,978,564
Series A (d)	3,393	966,216
Generation Bio Series B (a)(c)(d)	14,000	127,260
		3,072,040
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
1Life Healthcare, Inc. Series G (a)(c)(d)	181,172	2,251,968
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (a)(c)(d)	1,195,827	1,195,827
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series C (a)(c)(d)	308,701	960,060
Series D (c)(d)	321,544	1,000,002
		1,960,062
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,814,308)		8,479,897

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 2.48% (e)	7,515,218	7,516,721
Fidelity Securities Lending Cash Central Fund 2.48% (e)(f)	47,973,646	47,978,443
TOTAL MONEY MARKET FUNDS
(Cost $55,495,164)		55,495,164
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $692,271,104)		939,056,785
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(49,513,491)
NET ASSETS - 100%		$889,543,294

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,266,615 or 1.5% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
Amneal Pharmaceuticals, Inc.	5/4/18	$3,255,399
BioNTech AG Series A	12/29/17	$1,521,672
Generation Bio Series B	2/21/18	$128,040
Harmony Biosciences II, Inc. Series A	9/22/17	$1,195,827
Outset Medical, Inc. Series C	4/19/17	$799,999
Outset Medical, Inc. Series D	8/20/18	$1,000,002
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,455
Fidelity Securities Lending Cash Central Fund	15,401
Total	$51,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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